INVESTMENTS	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS	INVESTMENTS
The Manager has a variable interest in the Company, an unconsolidated VIE. It has been determined that the Manager is not the primary beneficiary mainly due to its lack of power to unilaterally make decisions about the activities that most significantly impact the VIE’s returns. The Manager accounts for its interest in Brookfield Asset Management ULC using the equity method of accounting as it has significant influence from its 25% equity interest and its ability to appoint two directors on the VIE’s board.
The summarized financial information and results of the Manager’s equity method investment in Brookfield Asset Management ULC are outlined in the tables below:

AS AT DECEMBER 31, (MILLIONS)	2023	2022
Cash	$2,667	$3,545
Investments	7,522	6,877
Assets	14,290	14,087
Liabilities	2,825	2,670
Preferred shares redeemable non-controlling interest	2,166	1,811
Equity	9,299	9,606

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	2023	2022
Revenues	$4,062	$174
Expenses	(1,546)	(61)
Net income	2,137	84
Net income attributable to preferred shares redeemable non-controlling interest	262	6
Net income attributable to non-controlling interest	36	35
Net income attributable to the common stockholders	1,839	43
As of December 31, 2023, the carrying value of the equity method investment was equal to the Manager’s interest in the Company’s underlying net assets.
For the year ended December 31, 2023 and period from December 9, 2022 to December 31, 2022, the Manager’s share of net income from the Company was $470 million and $21 million, respectively. The Manager received cash distributions from the Company of $526 million for the year ended December 31, 2023.
The assets and liabilities recognized in the Manager’s Consolidated Balance Sheet as of December 31, 2023 and 2022, related to its maximum exposure to the loss of the Company as an unconsolidated VIE, are as follows:

AS AT DECEMBER 31, (MILLIONS)	2023	2022
Investments	$2,270	$2,378
Due from affiliates	394	4
VIE related assets	2,664	2,382
Accounts payable	859	781
Due to affiliates	256	3
Maximum exposure to loss	$3,779	$3,166
The Manager has not provided financial or other support to the Company during the years presented above.